Interim Condensed Consolidated Statement of Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit for the period	$ 11,159,731	$ 14,898,096
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for bonds at fair value through other comprehensive income	5,718,852	3,493,667
Currency translation difference	(52,525)	7,970
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for equities at fair value through other comprehensive income	(3,560,692)	(487,500)
Other comprehensive income for the period	2,105,635	3,014,137
Total comprehensive income for the period	$ 13,265,366	$ 17,912,233